Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 19, 2021
Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 19, 2021
Document Effective Date	dei_DocumentEffectiveDate	Apr. 19, 2021
Prospectus Date	rr_ProspectusDate	Apr. 19, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
AdvisorShares Restaurant ETF | AdvisorShares Restaurant ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EATZ
AdvisorShares Hotel ETF | AdvisorShares Hotel ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BEDZ